Share Capital - Schedule of the Company's RSUs, PSUs, and DSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	375,600	395,725
Granted and adjusted dividends	118,812	121,498
Paid	(114,329)	(127,173)
Forfeited	(16,543)	(14,450)
Units, end of year	363,540	375,600
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	658,824	785,489
Granted and adjusted dividends	130,644	183,388
Paid	(229,024)	(284,209)
Forfeited	(13,861)	(25,844)
Units, end of year	546,583	658,824
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	231,347	229,282
Granted and adjusted dividends	13,070	26,146
Paid	(39,424)	(24,081)
Forfeited	0	0
Units, end of year	204,993	231,347